Note 2 - Acquisitions Of Businesses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Preliminary Purchase Price Allocation (in thousands):
Preliminary value assigned:
Accounts receivable	$147,400
Inventories	115,300
Other current assets	26,200
Property, plant and equipment	142,800
Customer relationships	458,400
Developed technology	155,000
Tradenames	73,400
Goodwill	993,800
Other assets	30,800
Accounts payable	(55,900)
Other current liabilities	(62,100)
Long-term debt	(754,200)
Non-current deferred tax liability	(140,700)
Contingent consideration	(35,500)
Redeemable 401(k) plan interest	(21,000)
Other liabilities	(66,500)
Total purchase price	$1,007,200

Preliminary Purchase Price Allocation (in thousands):
Preliminary value assigned:
Accounts receivable	$147,400
Inventories	115,300
Other current assets	26,200
Property, plant and equipment	142,800
Customer relationships	458,400
Developed technology	155,000
Tradenames	73,400
Goodwill	993,800
Other assets	30,800
Accounts payable	(55,900)
Other current liabilities	(62,100)
Long-term debt	(754,200)
Non-current deferred tax liability	(140,700)
Contingent consideration	(35,500)
Redeemable 401(k) plan interest	(21,000)
Other liabilities	(66,500)
Total purchase price	$1,007,200